Interest and Other Nonoperating Income (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Other Income [Abstract]
Interest income	$ 2.6	$ 3.3	$ 3.0
Gain on marketable securities	0.5	1.1	0.4
Derivative instruments	(0.6)	(0.5)	(1.0)
Retirement benefit cost other than service cost	(40.3)	(39.8)	(86.9)
Other	(1.3)	(0.5)	(0.5)
Total	$ (39.1)	$ (36.4)	$ (85.0)